S000024707 [Member] Investment Objectives and Goals - Baron International Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron International Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron International Growth Fund® (the “Fund”) is capital appreciation.